RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (871,798,158)	$ (54,303,650)	$ (54,304,650)	$ (63,467,875)
Loss on warrant liabilities	812,374,402		51,980,500	58,778,500
Transaction costs attributable to Initial Public Offering			2,167,536	2,167,536
Initial classification of Class A common stock subject to possible redemption			1,914,737,110	1,914,737,110
Change in value of Class A common stock subject to possible redemption	$ 216,562,230		(52,136,115)	(61,299,340)
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(155,614)	(156,614)	(2,521,839)
Initial classification of Class A common stock subject to possible redemption			1,998,159,110	1,998,159,110
Change in value of Class A common stock subject to possible redemption			(155,615)	(2,520,840)
As Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (54,148,036)	(54,148,036)	(60,946,036)
Loss on warrant liabilities			51,980,500	58,778,500
Transaction costs attributable to Initial Public Offering			2,167,536	2,167,536
Initial classification of Class A common stock subject to possible redemption			(83,422,000)	(83,422,000)
Change in value of Class A common stock subject to possible redemption			$ (51,980,500)	$ (58,778,500)